CASH AND CASH EQUIVALENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

As of March 31, 2023 and December 31, 2022 the Company has $1,119,933 and $1,438,430, respectively, of cash and cash equivalents, which consists of $430,812 and $523,619, respectively, of cash and cash in banks and $689,122 and $914,811, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranged between 1.37% to 1.88% per annum for the three months ended March 31, 2023. The effective interest rate for the time deposits was 1.10% per annum for the three months ended March 31, 2022. As of March 31, 2023 and December 31, 2022, $207,966 and $231,187 of these balances are not covered by deposit insurance, respectively.

4. CASH AND CASH EQUIVALENTS

As of December 31, 2022 and 2021 the Company had $1,438,430 and $2,597,848, respectively, of cash and cash equivalents, which consisted of $513,152 and $554,864, respectively, of cash in banks and $914,811 and $1,975,347, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranges between 1.10% to 1.88% per annum. As of December 31, 2022 and 2021, $231,187 and $295,761 of these balances are not covered by deposit insurance, respectively.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)